SUPPLEMENT DATED OCTOBER 5, 2015
to

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
 AND FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE,
 AND FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

The following changes are made to the Prospectuses and Statements of Additional Information listed above.

The service office mailing address is changed to:

Delaware Life Insurance Company
P.O. Box 758581
Topeka, KS 66675-8581

The service office overnight mailing address is:

Delaware Life Insurance Company
Mail Zone 581
5801 S.W. 6th Avenue
Topeka, KS 66636

The customer service telephone number is changed to:

(877) 253-2323

The Company address is changed to:

Delaware Life Insurance Company
1601 Trapelo Road, Suite 30
Waltham, MA 02451

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.